Employee Defined Benefit Obligations - Summary of Principal Assumptions Used In Determining Pension Benefit Obligations (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Discount rate	1.15%	1.89%
Rate of increase in salaries	4.17%	4.34%
Rate of inflation, pre-retirement	2.40%	2.60%
Rate of increase in future pensions payment	3.41%	3.44%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 45:
Male	23 years	23 years
Female	25 years	25 years